Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended				6 Months Ended		11 Months Ended		12 Months Ended	16 Months Ended
	Jan. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 07, 2017	May 31, 2016	Jun. 05, 2015	May 28, 2014	Jun. 30, 2017	Jun. 30, 2016	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2015	Jun. 30, 2017
Voyage expenses								$ (651,000)	$ (1,214,000)
Voyage revenue		$ 0	$ 2,946,000
Navios Pollux | Charter hire agreement
Charter hire daily rate												$ 11,400
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Hyperion | Charter hire agreement
Charter hire daily rate												$ 12,000
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Gemini | Charter hire agreement
Charter hire daily rate												$ 7,600
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Sun | Charter hire agreement
Charter hire daily rate												$ 12,000
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Soleil | Charter hire agreement
Charter hire daily rate												$ 12,000
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Alegria | Charter hire agreement
Charter hire daily rate												$ 12,000
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Orbiter | Charter hire agreement
Charter hire daily rate												$ 12,000
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Harmony | Charter hire agreement
Charter hire daily rate												$ 12,000
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Fantastiks | Charter hire agreement
Charter hire daily rate												$ 12,500
Profit sharing, Percentage allocation based on earnings												50.00%
Navios Fulvia | Charter hire agreement
Charter hire daily rate								$ 11,500
Date of agreement								Nov. 30, 2016
Navios Partners
Management fees		14,322,000	14,719,000					$ 28,665,000	29,438,000
Terms of reimbursement of fees and expenses under the management agreement								Effective August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.
Navios Partners | Ultra-Handymax vessel
Daily management fee	$ 4,000												$ 4,100
Navios Partners | Panamax vessel
Daily management fee	4,100												4,200
Navios Partners | Capesize vessel
Daily management fee	5,100												5,250
Navios Partners | Container vessel of 6,800 TEU
Daily management fee	6,500												6,700
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee	7,200												7,400
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee	$ 8,500												$ 8,750
Navios Acquisition
Termination date of the administrative services agreement								May 2020
Management fees		23,678,000	24,318,000					$ 47,096,000	48,504,000
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Management agreement
Daily management fee							$ 6,000
Fixed drydocking expenses							300,000
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Amendment of management agreement
Daily management fee					$ 6,350
Duration of agreements					2 years
Navios Acquisition | LR1 product tanker vessel | Management agreement
Daily management fee							7,000
Fixed drydocking expenses							300,000
Navios Acquisition | LR1 product tanker vessel | Amendment of management agreement
Daily management fee					$ 7,150
Duration of agreements					2 years
Navios Acquisition | VLCC vessel | Management agreement
Daily management fee							$ 10,000
Navios Acquisition | VLCC vessel | Extended management agreement
Daily management fee								$ 9,500
Duration of agreements								2 years
Navios Acquisition | VLCC vessel | Amendment of management agreement
Daily management fee					$ 9,500
Navios Europe I | Management agreement
Management fees		5,376,000	5,438,000					$ 10,593,000	10,393,000
Duration of agreements											6 years
Navios Midstream | Management agreement
Management fees		5,187,000	5,187,000					10,317,000	10,374,000
Duration of agreements										5 years
Navios Midstream | VLCC vessel | Management agreement
Termination date of agreement										Dec. 31, 2018
Daily management fee										$ 9,500
Navios Europe II | Management agreement
Management fees		$ 5,473,000	$ 5,703,000					$ 11,186,000	$ 11,466,000
Duration of agreements						6 years
Navios Containers | Management agreement
Management fees				$ 915,000
Duration of agreements				5 years
Navios Containers | Automatic extension of management agreement
Duration of agreements								5 years
Navios Containers | Container vessel of 4,250 TEU | Management agreement
Daily management fee				$ 6,100
Navios Containers | Container vessel of 3,450 TEU | Management agreement
Daily management fee				$ 6,100
Minimum | Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Charter hire agreement
Lease term												9 months
Maximum | Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Charter hire agreement
Lease term												12 months